Subsequent Event (Details Narrative) - Subsequent Event [Member] - USD ($)	May 05, 2020	Apr. 02, 2020
LOC Agreements [Member] | DKBK Enterprises, LLC [Member]
Due to related party		$ 200,000
Paycheck Protection Program [Member]
Proceeds from notes payable	$ 162,459